17 Other receivables (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Summary of other receivables [line items]
Non-current other receivables	$ 42	$ 35
Current other receivables	624	394
Credit for real estate asset [member]
Summary of other receivables [line items]
Non-current other receivables	2,151	2,894
Current other receivables	36	82
Judicial deposits [member]
Summary of other receivables [line items]
Current other receivables	77	93
Security deposits [member]
Summary of other receivables [line items]
Current other receivables	38	34
Prepaid expenses [member]
Summary of other receivables [line items]
Current other receivables	43	21
Advances to personnel [member]
Summary of other receivables [line items]
Current other receivables	2
Financial credit [member]
Summary of other receivables [line items]
Non-current other receivables	14	30
Current other receivables	18	61
Advances to suppliers [member]
Summary of other receivables [line items]
Current other receivables	73
Tax credits [member]
Summary of other receivables [line items]
Current other receivables	326	20
Related parties [member]
Summary of other receivables [line items]
Non-current other receivables	3	5
Current other receivables	19	35
Subtotal [member]
Summary of other receivables [line items]
Current other receivables	632	346
Debtors for complementary activities [member]
Summary of other receivables [line items]
Current other receivables	69	137
Allowance for the impairment of other receivables [member]
Summary of other receivables [line items]
Non-current other receivables	(2,126)	(2,894)
Current other receivables	$ (77)	$ (89)